Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 234,144	$ 32,078	¥ 306,929	¥ 707,895
Term deposits	125,108	17,140	169,756
Prepaid expenses and other current assets	82,513	11,304	94,835
Total current assets	508,911	69,721	630,726
TOTAL ASSETS	549,517	75,284	684,526
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	549,517	75,284	684,526
SHAREHOLDERS' EQUITY
Treasury stock	(34)	(5)	(97)
Additional paid-in capital	11,070,615	1,516,668	10,987,407
Accumulated other comprehensive income	86,410	11,838	77,363
Accumulated deficit	(10,763,674)	(1,474,617)	(10,570,747)
TOTAL SHAREHOLDERS' EQUITY	393,639	53,928	494,269	¥ 758,863	¥ 797,036
LIABILITIES
TOTAL LIABILITIES	155,878	21,356	190,257
Current liabilities
Accrued expenses and other current liabilities	104,422	14,307	128,001
Total current liabilities	151,617	20,772	180,597
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	241	33	305
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	81	11	38
Parent Company
Current assets
Cash and cash equivalents	133,380	18,273	231,825
Term deposits	61,885	8,478	110,847
Amounts due from subsidiaries	998,391	136,779	865,964
Prepaid expenses and other current assets	1,363	187	3,911
Total current assets	1,195,019	163,717	1,212,547
TOTAL ASSETS	1,195,019	163,717	1,212,547
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,195,019	163,717	1,212,547
SHAREHOLDERS' EQUITY
Treasury stock	(34)	(5)	(97)
Additional paid-in capital	11,070,615	1,516,668	10,987,407
Accumulated other comprehensive income	86,410	11,838	77,363
Accumulated deficit	(10,763,674)	(1,474,617)	(10,570,747)
TOTAL SHAREHOLDERS' EQUITY	393,639	53,928	494,269
LIABILITIES
TOTAL LIABILITIES	801,380	109,789	718,278
Current liabilities
Accrued expenses and other current liabilities	3,638	498	4,472
Total current liabilities	3,638	498	4,472
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	797,742	109,291	713,806
Total non-current liabilities	797,742	109,291	713,806
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	241	33	305
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 81	$ 11	¥ 38